Trade and Other Receivables (Tables)	9 Months Ended
Sep. 30, 2026
Trade and Other Receivables.
Schedule of trade and other receivables

	September 30,	December 31,
	2026	2025
	€1,000	€1,000
Collaboration receivables	488	3,358
Prepayments	2,862	2,627
Accrued income from Rett Syndrome Research Trust	502	502
Other receivables	433	313
Total	4,285	6,800